Common Stock - Schedule of Reserved Shares of Common Stock for Issuance, on an as-Converted Basis (Details) - shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock, reserved for future issuance	5,219,804	15,621,179	15,317,986
Stock Incentive Plans [Member]
Common stock, reserved for future issuance	5,219,804	2,786,345	2,585,294
Redeemable Convertible Preferred Stock [Member]
Common stock, reserved for future issuance	0	12,605,800	12,539,109
Convertible Notes [Member]
Common stock, reserved for future issuance		0
Redeemable Convertible Preferred Stock Warrant [Member]
Common stock, reserved for future issuance	0	229,034	193,583
Redeemable Convertible Preferred Stock Warrant [Member] | Convertible Notes [Member]
Common stock, reserved for future issuance	0